UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

Item 1. Reports to Stockholders.

Money Market Funds

Prime Master Fund

Treasury Master Fund

Tax-Free Master Fund

Semiannual Report

October 31, 2015

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
US government and agency obligations—3.45%
Federal Farm Credit Bank 0.330%, due 06/27/16[1]	$100,000,000	$99,780,917
Federal Home Loan Bank 0.300%, due 05/25/16[1]	150,000,000	149,742,500
US Treasury Note
0.139%, due 10/31/17[2]	150,000,000	149,869,657
2.000%, due 04/30/16	145,000,000	146,265,167
Total US government and agency obligations (cost—$545,658,241)		545,658,241
Time deposits—14.79%
Banking-non-US—14.79%
Credit Agricole Corporate & Investment Bank 0.070%, due 11/02/15	488,500,000	488,500,000
Credit Industriel et Commercial 0.060%, due 11/02/15	300,000,000	300,000,000
DnB NOR Bank ASA 0.050%, due 11/02/15	300,000,000	300,000,000
Natixis 0.060%, due 11/02/15	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB 0.050%, due 11/02/15	400,000,000	400,000,000
Societe Generale 0.050%, due 11/02/15	150,000,000	150,000,000
Svenska Handelsbanken 0.050%, due 11/02/15	400,000,000	400,000,000
Total time deposits (cost—$2,338,500,000)		2,338,500,000
Certificates of deposit—21.15%
Banking-non-US—17.87%
Bank of Montreal
0.327%, due 11/27/15[2]	150,000,000	150,000,000
0.397%, due 11/18/15[2]	137,000,000	137,000,000
Bank of Nova Scotia 0.452%, due 01/29/16[2]	137,000,000	137,000,000
Canadian Imperial Bank of Commerce
0.406%, due 11/16/15[2]	100,000,000	100,026,456
0.407%, due 11/12/15[2]	30,000,000	30,007,646

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Credit Industriel et Commercial
0.120%, due 11/05/15	$247,000,000	$247,000,000
0.120%, due 11/06/15	200,000,000	200,000,000
Credit Suisse 0.234%, due 11/04/15[2]	300,000,000	300,000,000
DZ Bank AG 0.480%, due 04/11/16	117,000,000	117,000,000
KBC Bank NV 0.110%, due 11/05/15	84,100,000	84,100,000
Mizuho Bank Ltd. 0.290%, due 01/20/16	210,000,000	210,000,000
Natixis 0.264%, due 11/04/15[2]	170,000,000	170,000,000
Oversea-Chinese Banking Corp. Ltd. 0.300%, due 11/09/15	48,000,000	48,000,000
Rabobank Nederland NV 0.430%, due 04/13/16	126,000,000	126,000,000
Societe Generale 0.267%, due 11/23/15[2]	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp. 0.410%, due 01/07/16	187,000,000	187,000,000
Swedbank AB 0.090%, due 11/05/15	172,000,000	172,000,000
Toronto-Dominion Bank
0.520%, due 02/23/16	115,000,000	115,000,000
0.549%, due 11/16/15[2]	96,000,000	96,000,000
		2,826,134,102
Banking-US—3.28%
Citibank N.A.
0.290%, due 11/12/15	103,000,000	103,000,000
0.290%, due 01/05/16	117,000,000	117,000,000
HSBC Bank USA N.A. 0.400%, due 12/07/15	150,000,000	150,000,000
State Street Bank & Trust Co. 0.220%, due 11/09/15	148,000,000	148,000,000
		518,000,000
Total certificates of deposit (cost—$3,344,134,102)		3,344,134,102

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—46.17%
Asset backed-miscellaneous—22.82%
Antalis US Funding Corp.
0.140%, due 11/03/15	$83,870,000	$83,869,348
0.230%, due 11/13/15	49,400,000	49,396,213
Atlantic Asset Securitization LLC
0.286%, due 11/20/15[2]	150,000,000	150,000,000
0.287%, due 11/24/15[2]	250,000,000	250,000,000
Barton Capital LLC
0.287%, due 11/23/15[2]	250,000,000	250,000,000
0.295%, due 11/18/15[2]	145,000,000	145,000,000
Chariot Funding LLC
0.300%, due 11/09/15	117,000,000	116,992,200
0.340%, due 12/02/15	50,000,000	49,985,361
0.340%, due 12/03/15	50,000,000	49,984,889
0.426%, due 11/12/15[2]	90,000,000	90,000,000
Fairway Finance Co. LLC 0.300%, due 11/17/15	98,000,000	97,986,933
Jupiter Securitization Co. LLC
0.330%, due 12/01/15	87,000,000	86,976,075
0.340%, due 12/02/15	100,000,000	99,970,722
0.500%, due 01/20/16	136,000,000	135,848,889
Liberty Street Funding LLC
0.340%, due 12/03/15	50,000,000	49,984,889
0.340%, due 02/19/16	72,000,000	71,925,200
0.350%, due 02/10/16	110,000,000	109,891,986
LMA Americas LLC
0.130%, due 11/05/15	50,000,000	49,999,278
0.170%, due 11/24/15	100,000,000	99,989,139
0.297%, due 11/10/15[2]	95,000,000	95,000,000
Manhattan Asset Funding Co. LLC
0.120%, due 11/04/15	51,000,000	50,999,490
0.180%, due 11/18/15	105,000,000	104,991,075
Old Line Funding LLC
0.397%, due 11/12/15[2]	50,000,000	50,000,000
0.400%, due 12/11/15	102,000,000	101,954,667

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Old Line Funding LLC (concluded)
0.400%, due 12/18/15	$100,000,000	$99,947,778
0.480%, due 04/05/16	52,000,000	51,891,840
0.480%, due 04/15/16	100,000,000	99,778,666
Regency Markets No. 1 LLC 0.180%, due 11/16/15	285,500,000	285,478,587
Starbird Funding Corp.
0.277%, due 11/13/15[2]	95,000,000	95,000,000
0.284%, due 11/05/15[2]	97,000,000	97,000,000
Thunder Bay Funding LLC 0.397%, due 11/10/15[2]	75,000,000	75,000,000
Versailles Commercial Paper LLC
0.244%, due 11/30/15[2]	100,000,000	100,000,000
0.276%, due 11/23/15[2]	70,000,000	70,000,000
0.276%, due 11/23/15[2]	100,000,000	100,000,000
Victory Receivables Corp.
0.300%, due 01/20/16	75,000,000	74,950,000
0.300%, due 01/21/16	19,000,000	18,987,175
		3,608,780,400
Banking-non-US—22.81%
Australia & New Zealand Banking Group Ltd.
0.287%, due 11/13/15[2]	174,000,000	174,000,000
0.403%, due 11/05/15[2]	124,000,000	124,000,000
Banque et Caisse d’Epargne de L’Etat 0.460%, due 05/02/16	95,000,000	94,777,858
BNP Paribas 0.050%, due 11/02/15	415,000,000	414,999,424
Caisse Centrale Desjardins 0.130%, due 11/12/15	95,000,000	94,996,226
Commonwealth Bank of Australia
0.314%, due 11/09/15[2]	99,000,000	99,000,000
0.406%, due 11/09/15[2]	95,000,000	95,000,000
DBS Bank Ltd. 0.290%, due 11/02/15	96,000,000	95,999,227

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
DnB NOR Bank ASA 0.080%, due 11/06/15	$200,000,000	$199,997,778
Erste Abwicklungsanstalt
0.290%, due 11/16/15	95,000,000	94,988,521
0.310%, due 01/05/16	80,000,000	79,955,222
0.320%, due 01/15/16	185,000,000	184,876,667
Groupe BPCE
0.090%, due 11/05/15	240,000,000	239,997,600
0.100%, due 11/03/15	140,000,000	139,999,222
Mizuho Bank Ltd. 0.305%, due 11/09/15	100,000,000	99,993,222
National Australia Bank Ltd. 0.415%, due 01/08/16	132,500,000	132,396,135
Natixis 0.287%, due 11/24/15[2]	240,000,000	240,000,000
Nordea Bank AB
0.315%, due 11/12/15	150,000,000	149,985,563
0.400%, due 01/13/16	73,000,000	72,940,789
0.445%, due 04/04/16	94,000,000	93,819,899
Skandinaviska Enskilda Banken AB
0.460%, due 04/07/16	89,500,000	89,319,309
0.470%, due 04/01/16	125,000,000	124,751,944
United Overseas Bank Ltd.
0.300%, due 01/12/16	100,000,000	99,940,000
0.320%, due 11/23/15	100,000,000	99,980,444
0.330%, due 02/03/16	50,000,000	49,956,917
Westpac Banking Corp. 0.314%, due 11/04/15[2]	79,000,000	79,000,000
Westpac Securities NZ Ltd.
0.277%, due 11/10/15[2]	75,000,000	75,000,000
0.358%, due 11/30/15[2]	67,000,000	67,000,000
		3,606,671,967
Insurance-life—0.54%
Prudential PLC 0.250%, due 01/11/16	85,000,000	84,958,090
Total commercial paper (cost—$7,300,410,457)		7,300,410,457

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Non-US government agency—0.85%
Export Development Canada
0.190%, due 11/02/15[2,3] (cost—$135,000,000)	$135,000,000	$135,000,000
Short-term corporate obligations—3.41%
Banking-non-US—2.31%
Royal Bank of Canada 0.443%, due 01/07/16[2,3]	175,000,000	175,000,000
Svenska Handelsbanken AB 0.404%, due 11/27/15[2,3]	190,000,000	190,000,000
		365,000,000
Banking-US—1.10%
Wells Fargo Bank N.A.
0.457%, due 12/15/15[2]	50,000,000	50,000,000
0.499%, due 12/22/15[2]	125,000,000	125,000,000
		175,000,000
Total short-term corporate obligations (cost—$540,000,000)		540,000,000
Repurchase agreements—11.11%
Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.070% due 11/02/15, collateralized by $100,723,977 US Treasury Notes, 0.625% to 3.625% due 02/29/16 to 05/15/25; (value—$102,000,001); proceeds: $100,000,583	100,000,000	100,000,000
Repurchase agreement dated 10/30/15 with Federal Reserve Bank of New York, 0.050% due 11/02/15, collateralized by $840,625,500 US Treasury Notes, 1.750% to 3.500% due 05/15/20 to 05/15/23; (value—$850,003,628); proceeds: $850,003,542	850,000,000	850,000,000
Repurchase agreement dated 10/30/15 with Goldman Sachs & Co., 0.060% due 11/02/15, collateralized by $17,593,000 Federal Farm Credit Bank, 0.710% due 10/20/17 and $30,419,000 Federal Home Loan Bank obligation, zero coupon due 04/20/16; (value—$47,940,144); proceeds: $47,000,235	47,000,000	47,000,000

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/27/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/03/15, collateralized by $469,654,349 Federal Home Loan Mortgage Corp. obligations, 1.750% to 6.000% due 05/15/23 to 01/15/43, $595,214,667 Federal National Mortgage Association obligations, 3.110% to 10.500% due 03/25/19 to 01/01/41 and $193,110,419 Government National Mortgage Association obligations, 3.000% to 5.000% due 08/20/41 to 06/20/45; (value—$255,000,000); proceeds: $250,002,917	$250,000,000	$250,000,000
Repurchase agreement dated 10/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/15, collateralized by $78,928,100 US Treasury Bond, 4.375% due 05/15/41; (value—$102,000,112); proceeds: $100,000,583	100,000,000	100,000,000
Repurchase agreement dated 09/21/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 12/21/15, collateralized by $369,665,157 various asset-backed convertible bonds, 0.497% to 6.883% due 04/20/19 to 02/15/51; (value—$107,000,000); proceeds: $100,113,750[4]	100,000,000	100,000,000
Repurchase agreement dated 09/21/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 12/21/15, collateralized by $1,091,755,753 various asset-backed convertible bonds, 0.367% to 6.471% due 09/20/19 to 05/25/55; (value—$331,700,000); proceeds: $310,430,986[4,5]	310,000,000	310,000,000
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $400,000 Federal National Mortgage Association obligation, 2.110% due 11/07/22; (value—$400,028); proceeds: $392,000	392,000	392,000
Total repurchase agreements (cost—$1,757,392,000)		1,757,392,000
Total investments (cost—$15,961,094,800 which approximates cost for federal income tax purposes)—100.93%		15,961,094,800
Liabilities in excess of other assets—(0.93)%		(147,373,207)
Net assets—100.00%		$15,813,721,593

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$545,658,241	$—	$545,658,241
Time deposits	—	2,338,500,000	—	2,338,500,000
Certificates of deposit	—	3,344,134,102	—	3,344,134,102
Commercial paper	—	7,300,410,457	—	7,300,410,457
Non-US government agency	—	135,000,000	—	135,000,000
Short-term corporate obligations	—	540,000,000	—	540,000,000
Repurchase agreements	—	1,757,392,000	—	1,757,392,000
Total	$—	$15,961,094,800	$—	$15,961,094,800

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	41.4%
France	19.4
Sweden	10.6
Canada	7.3
Australia	5.3
Norway	3.1
Japan	3.1
Germany	3.0
Singapore	2.5
Switzerland	1.9
Netherlands	0.8
Luxembourg	0.6
United Kingdom	0.5
Belgium	0.5
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.16% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2015.

[5]	Illiquid investment as of October 31, 2015.

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
US government obligations—25.80%
US Treasury Bills[1]
0.221%, due 02/04/16	$108,000,000	$107,937,300
0.260%, due 03/10/16	250,000,000	249,765,278
US Treasury Notes
0.073%, due 11/02/15[2]	500,000,000	499,952,910
0.139%, due 11/03/15[2]	253,000,000	252,780,156
0.250%, due 04/15/16	300,000,000	299,883,906
0.375%, due 02/15/16	125,000,000	125,059,721
0.375%, due 03/15/16	215,000,000	215,094,730
0.375%, due 04/30/16	150,000,000	150,134,464
0.500%, due 06/30/16	100,000,000	100,082,017
0.500%, due 07/31/16	200,000,000	200,323,599
0.625%, due 07/15/16	325,000,000	325,711,957
0.625%, due 08/15/16	250,000,000	250,509,740
1.000%, due 08/31/16	200,000,000	201,099,856
1.750%, due 05/31/16	130,000,000	131,120,875
2.125%, due 02/29/16	165,000,000	166,014,339
Total US government obligations (cost—$3,275,470,848)		3,275,470,848
Repurchase agreements—75.84%
Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.070% due 11/02/15, collateralized by $79,400 US Treasury Bond, 8.500% due 02/15/20, $218,664,200 US Treasury Inflation Index Notes, 0.125% to 0.375% due 04/15/18 to 07/15/23, $18,724,400 US Treasury Note, 2.500% due 06/30/17, $11,900 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/21 to 02/15/42 and $2,821,353 US Treasury Bonds STRIPs, zero coupon due 05/15/18 to 11/15/43; (value—$244,800,000); proceeds: $240,001,400	240,000,000	240,000,000
Repurchase agreement dated 10/30/15 with Federal Reserve Bank of New York, 0.050% due 11/02/15, collateralized by $92,660,900 US Treasury Bond, 3.625% due 08/15/43 and $6,726,680,300 US Treasury Notes, 1.500% to 3.625% due 06/30/18 to 11/15/23; (value—$7,030,029,329); proceeds: $7,030,029,292	7,030,000,000	7,030,000,000

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/14/15 with Goldman Sachs & Co., 0.070% due 11/13/15, collateralized by $309,987,500 US Treasury Inflation Index Bond, 1.750% due 01/15/28 and $877,750,700 US Treasury Inflation Index Notes, 0.125% to 2.375% due 01/15/17 to 07/15/25; (value—$1,326,000,019); proceeds: $1,300,075,833[3]	$1,300,000,000	$1,300,000,000
Repurchase agreement dated 10/27/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/03/15, collateralized by $189,017,300 US Treasury Note, 3.125% due 05/15/19 (value—$204,000,003); proceeds: $200,001,944	200,000,000	200,000,000
Repurchase agreement dated 10/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/04/15, collateralized by $303,956,800 US Treasury Bill, zero coupon due 11/27/15 and $152,121,600 US Treasury Notes, 1.625% to 2.000% due 06/30/19 to 05/31/21; (value—$459,000,003); proceeds: $450,004,375	450,000,000	450,000,000
Repurchase agreement dated 10/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/15, collateralized by $162,762,600 US Treasury Note, 1.375% due 04/30/20; (value—$163,200,047); proceeds: $160,000,933	160,000,000	160,000,000
Repurchase agreement dated 10/29/15 with Toronto-Dominion Bank, 0.070% due 11/05/15, collateralized by $545,800 US Treasury Bill, zero coupon due 03/31/16, $619,200 US Treasury Bonds, 3.125% to 3.375% due 02/15/43 to 05/15/44, $57,507,200 US Treasury Inflation Index Note, 2.000% due 01/15/16 and $180,585,900 US Treasury Notes, 0.625% to 2.250% due 08/31/16 to 12/31/21; (value—$255,000,048); proceeds: $250,003,403	250,000,000	250,000,000

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $175,000 US Treasury Bond, 8.000% due 11/15/21; (value—$244,063); proceeds: $238,000	$238,000	$238,000
Total repurchase agreements (cost—$9,630,238,000)		9,630,238,000
Total investments (cost—$12,905,708,848 which approximates cost for federal income tax purposes)—101.64%		12,905,708,848
Liabilities in excess of other assets—(1.64)%		(208,750,572)
Net assets—100.00%		$12,696,958,276

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$3,275,470,848	$—	$3,275,470,848
Repurchase agreements	—	9,630,238,000	—	9,630,238,000
Total	$—	$12,905,708,848	$—	$12,905,708,848

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

Portfolio acronyms

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—79.58%
Alabama—0.58%
University of Alabama Revenue (University Hospital), Series B, 0.010% VRD	$4,875,000	$4,875,000
Series C, 0.010% VRD	3,500,000	3,500,000
		8,375,000
Alaska—0.66%
Alaska International Airports Revenue Refunding (System), Series A, 0.010%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.010%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.010%, VRD	2,235,000	2,235,000
		9,535,000
Arizona—0.72%
AK-Chin Indian Community Revenue, 0.020%, VRD	6,700,000	6,700,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.040%, VRD[1,2]	3,750,000	3,750,000
		10,450,000
California—7.18%
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series D-2, 0.010%, VRD	4,500,000	4,500,000
California State Kindergarten, Series A2, 0.010%, VRD	12,300,000	12,300,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.010%, VRD	17,900,000	17,900,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.010%, VRD	1,665,000	1,665,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Sacramento Municipal Utility District (Subordinate Lien), Series L, 0.020%, due 12/04/15	$10,000,000	$10,000,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.010%, VRD	21,400,000	21,400,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.010% VRD	14,700,000	14,700,000
Series B, 0.010% VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.010%, VRD	5,495,000	5,495,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.010% VRD	4,850,000	4,850,000
Series C, 0.010% VRD	870,000	870,000
		103,680,000
Colorado—2.47%
Denver City & County Certificates of Participation Refunding, Series A1, 0.010% VRD	19,065,000	19,065,000
Series A2, 0.010% VRD	15,150,000	15,150,000
Series A3, 0.010% VRD	1,425,000	1,425,000
		35,640,000
District of Columbia—1.74%
District of Columbia Revenue (German Marshall Fund of the United States), 0.010%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.010% VRD	3,900,000	3,900,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), (concluded) Subseries B-2, 0.010% VRD	$8,500,000	$8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.010%, VRD	8,710,000	8,710,000
		25,110,000
Florida—0.57%
Gainesville Utilities System Revenue, Series A, 0.010%, VRD	2,465,000	2,465,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.020%, VRD	5,840,000	5,840,000
		8,305,000
Georgia—1.88%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.010% VRD	10,250,000	10,250,000
Series B-2, 0.010% VRD	16,850,000	16,850,000
		27,100,000
Illinois—10.62%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.070%, VRD	5,000,000	5,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.020%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.010%, VRD	21,800,000	21,800,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.010%, VRD	8,100,000	8,100,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Educational Facilities Authority Revenue (University of Chicago), Series B, 0.010%, VRD	$2,767,000	$2,767,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.020%, VRD	10,725,000	10,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.010%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.010%, VRD	1,836,000	1,836,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.020%, VRD	13,610,000	13,610,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.010%, VRD	7,162,000	7,162,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.010%, VRD	7,300,000	7,300,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.010% VRD	5,000,000	5,000,000
Series A-2D, 0.010% VRD	11,300,000	11,300,000
Illinois State, Series B-5, 0.020% VRD	27,700,000	27,700,000
Series B-6, 0.010% VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.010%, VRD	3,850,000	3,850,000
		153,350,000
Indiana—2.76%
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.010%, VRD	11,000,000	11,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.010%, VRD	$8,300,000	$8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.010%, VRD	18,025,000	18,025,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.010%, VRD	2,600,000	2,600,000
		39,925,000
Kansas—0.80%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.020%, VRD	11,500,000	11,500,000
Kentucky—0.35%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.020%, VRD	5,050,000	5,050,000
Louisiana—1.02%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.010% VRD	7,500,000	7,500,000
Series B, 0.010% VRD	700,000	700,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.010%, VRD	6,500,000	6,500,000
		14,700,000
Maryland—1.48%
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A, 0.010%, VRD	550,000	550,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.010% VRD	1,800,000	1,800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Maryland—(concluded)
Washington Suburban Sanitation District Bond Anticipation Notes, (concluded) Series B-2, 0.020% VRD	$11,000,000	$11,000,000
Series B-3, 0.020% VRD	8,000,000	8,000,000
		21,350,000
Massachusetts—2.15%
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.010%, VRD	3,880,000	3,880,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.010%, VRD	2,690,000	2,690,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.010%, VRD	24,500,000	24,500,000
		31,070,000
Michigan—0.93%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.010%, VRD	3,780,000	3,780,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.010%, VRD	9,695,000	9,695,000
		13,475,000
Minnesota—2.44%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.020%, VRD	7,140,000	7,140,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.010%, VRD	13,150,000	13,150,000
Rochester Health Care Facilities Revenue (Mayo Foundation), Series B, 0.010%, VRD	15,000,000	15,000,000
		35,290,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—0.70%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.010%, VRD	$300,000	$300,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.010% VRD	4,000,000	4,000,000
Series I, 0.010% VRD	1,000,000	1,000,000
Series K, 0.010% VRD	3,000,000	3,000,000
Series L, 0.010% VRD	1,800,000	1,800,000
		10,100,000
Missouri—2.54%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.010%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.010%, VRD	3,610,000	3,610,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 0.010% VRD 0.010% VRD	10,900,000 11,500,000	10,900,000 11,500,000
Series C, 0.010% VRD 0.010% VRD	4,200,000 2,300,000	4,200,000 2,300,000
Series D, 0.010% VRD	1,000,000	1,000,000
		36,710,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.59%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.010%, VRD	$8,555,000	$8,555,000
New Hampshire—1.63%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.010% VRD	4,635,000	4,635,000
Series B, 0.010% VRD	18,850,000	18,850,000
		23,485,000
New York—11.89%
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.010%, VRD	19,925,000	19,925,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.010%, VRD	1,400,000	1,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.010%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.010%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.010%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.010% VRD	8,300,000	8,300,000
Series BB-2, 0.010% VRD	4,040,000	4,040,000
Series BB-5, 0.010% VRD	3,200,000	3,200,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series B-4, 0.010% VRD	$2,200,000	$2,200,000
Series CC-1, 0.010% VRD	9,700,000	9,700,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A, 0.010%, VRD	21,900,000	21,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.010%, VRD	19,265,000	19,265,000
New York City, Subseries D-4, 0.010%, VRD	1,940,000	1,940,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.010%, VRD	3,165,000	3,165,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2, 0.010%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.010%, VRD	19,500,000	19,500,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.010%, VRD	5,100,000	5,100,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.010%, VRD	3,870,000	3,870,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.010%, VRD	13,100,000	13,100,000
		171,805,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—3.06%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.010% VRD	$2,200,000	$2,200,000
Series H, 0.010% VRD	24,075,000	24,075,000
Guilford County, Series B, 0.030%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.020%, VRD	1,940,000	1,940,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.010%, VRD	4,410,000	4,410,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A, 0.020%, VRD	9,730,000	9,730,000
		44,210,000
Ohio—4.94%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.010%, VRD	25,240,000	25,240,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.020%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.010%, VRD	29,000,000	29,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.010%, VRD	7,780,000	7,780,000
Ohio (Common Schools), Series A, 0.010% VRD	800,000	800,000
Series B, 0.010% VRD	1,865,000	1,865,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.020%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E, 0.010%, VRD	1,000,000	1,000,000
		71,330,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—0.53%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.010%, VRD	$7,700,000	$7,700,000
Pennsylvania—2.16%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.010%, VRD	2,770,000	2,770,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.010%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.010%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.010%, VRD	3,315,000	3,315,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.020%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.020%, VRD	5,245,000	5,245,000
		31,195,000
Rhode Island—0.21%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.010%, VRD	2,780,000	2,780,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.010%, VRD	300,000	300,000
		3,080,000
Tennessee—0.30%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.020%, VRD	4,300,000	4,300,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—6.01%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.010%, VRD[1,2]	$7,750,000	$7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.010% VRD	24,100,000	24,100,000
Subseries C-2, 0.010% VRD	10,100,000	10,100,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.010% VRD	18,820,000	18,820,000
Series A-2, 0.010% VRD	9,355,000	9,355,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.010%, VRD	4,710,000	4,710,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.010%, VRD	6,100,000	6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.020%, VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.010%, VRD	2,590,000	2,590,000
		86,855,000
Utah—0.44%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.010%, VRD	6,305,000	6,305,000
Virginia—1.89%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.010%, VRD	10,700,000	10,700,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—(concluded)
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.010%, VRD	$3,455,000	$3,455,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.010% VRD	10,210,000	10,210,000
Series F, 0.010% VRD	3,000,000	3,000,000
		27,365,000
Washington—0.88%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.020%, VRD[1,2]	4,995,000	4,995,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.020%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.020%, VRD	3,750,000	3,750,000
		12,645,000
Wisconsin—3.46%
City of Milwaukee Wisconsin Revenue Anticipation Notes, Series M-7, 0.400%, due 12/30/15	50,000,000	50,028,645
Total municipal bonds and notes (cost—$1,149,573,645)		1,149,573,645
Tax-exempt commercial paper—16.81%
California—0.41%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.110%, due 11/04/15	6,000,000	6,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Illinois—1.98%
Illinois Educational Facilities Authority Revenue,
0.040%, due 11/05/15	$10,615,000	$10,615,000
0.040%, due 01/04/16	18,000,000	18,000,000
		28,615,000
Maryland—2.42%
Johns Hopkins University, 0.060%, due 11/04/15	6,900,000	6,900,000
Montgomery County,
0.020%, due 11/04/15	10,000,000	10,000,000
0.030%, due 11/05/15	10,000,000	10,000,000
0.030%, due 11/09/15	8,000,000	8,000,000
		34,900,000
Minnesota—2.08%
Mayo Clinic,
0.070%, due 11/04/15	20,000,000	20,000,000
0.070%, due 11/10/15	10,000,000	10,000,000
		30,000,000
Missouri—0.80%
Curators University, 0.020%, due 11/04/15	11,583,000	11,583,000
Ohio—0.52%
Cleveland Clinic, 0.090%, due 03/08/16	7,500,000	7,500,000
Tennessee—1.11%
Vanderbilt University,
0.190%, due 01/12/16	8,000,000	8,000,000
0.150%, due 02/22/16	8,000,000	8,000,000
		16,000,000
Texas—5.19%
Dallas Area Rapid Transit,
0.050%, due 11/05/15	4,000,000	4,000,000
0.050%, due 11/13/15	6,000,000	6,000,000
0.080%, due 12/03/15	8,000,000	8,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
0.070%, due 01/07/16	$5,000,000	$5,000,000
0.060%, due 02/18/16	10,000,000	10,000,000
University of Texas,
0.020%, due 11/06/15	12,000,000	12,000,000
0.020%, due 11/17/15	10,000,000	10,000,000
0.050%, due 12/08/15	10,000,000	10,000,000
0.040%, due 01/08/16	10,000,000	10,000,000
		75,000,000
Virginia—0.95%
University of Virginia,
0.030%, due 12/03/15	5,900,000	5,900,000
0.030%, due 12/16/15	7,900,000	7,900,000
		13,800,000
Washington—1.35%
University of Washington,
0.120%, due 11/04/15	4,500,000	4,500,000
0.100%, due 11/09/15	5,000,000	5,000,000
0.060%, due 01/19/16	10,000,000	10,000,000
		19,500,000
Total tax-exempt commercial paper (cost—$242,898,000)		242,898,000
Short-term US government obligation[3]—1.66%
US Treasury Bill 0.010%, due 01/28/16 (cost—$24,000,587)	24,000,000	24,000,587
Total investments (cost—$1,416,472,232 which approximates cost for federal income tax purposes)—98.05%		1,416,472,232
Other assets in excess of liabilities—1.95%		28,117,304
Net assets—100.00%		$1,444,589,536

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,149,573,645	$—	$1,149,573,645
Tax-exempt commercial paper	—	242,898,000	—	242,898,000
Short-term US government obligation	—	24,000,587	—	24,000,587
Total	$—	$1,416,472,232	$—	$1,416,472,232

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.76% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Rates shown are the discount rates at date of purchase.

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2015 and reset periodically.

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2015 to October 31, 2015.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.73	0.41	0.08

Tax-Free Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.94	0.20	0.04

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	33 days	44 days	43 days
Net assets (bln)	$15.8	$14.1	$14.2
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Commercial paper	46.2%	38.1%	37.0%
Certificates of deposit	21.1	28.5	27.6
Time deposits	14.8	11.3	13.6
Repurchase agreements	11.1	7.8	7.7
Short-term corporate obligations	3.4	7.7	7.8
US government and agency obligations	3.4	5.6	4.6
Non-US government agency	0.9	1.0	0.8
Other assets less liabilities	(0.9)	0.0 [3]	0.9
Total	100.00%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	43 days	36 days	28 days
Net assets (bln)	$12.7	$12.6	$12.1
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Repurchase agreements	75.8%	76.5%	76.5%
US government obligations	25.8	21.8	18.8
Other assets less liabilities	(1.6)	1.7	4.7
Total	100.00%	100.00%	100.00%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	14 days	19 days	33 days
Net assets (bln)	$1.4	$1.4	$1.6
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Municipal bonds and notes	79.6%	84.3%	87.8%
Tax-exempt commercial paper	16.8	15.6	12.1
Short-term US government obligation	1.7	—	—
Other assets less liabilities	1.9	0.1	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Statement of operations

For the six months ended October 31, 2015 (unaudited)

Prime Master Fund
Investment income:
Interest	$18,866,277

Expenses:
Investment advisory and administration fees	7,359,852
Trustees’ fee	68,409
Total expenses	7,428,261
Fee waivers by investment advisor	—
Net expenses	7,428,261
Net investment income	11,438,016
Net realized gain	138,137
Net increase in net assets resulting from operations	$11,576,153

See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$5,593,654	$331,701

6,375,867	710,022
61,129	17,048
6,436,996	727,070
(1,488,965)	(468,756)
4,948,031	258,314
645,623	73,387
790,043	60,574
$1,435,666	$133,961

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
Prime Master Fund
From operations:
Net investment income	$11,438,016	$17,070,374
Net realized gain	138,137	134,885
Net increase in net assets resulting from operations	11,576,153	17,205,259
Net increase (decrease) in net assets from beneficial interest transactions	1,682,014,862	(1,660,811,709)
Net increase (decrease) in net assets	1,693,591,015	(1,643,606,450)
Net assets:
Beginning of period	14,120,130,578	15,763,737,028
End of period	$15,813,721,593	$14,120,130,578

Treasury Master Fund
From operations:
Net investment income	$645,623	$1,236,679
Net realized gain	790,043	362,897
Net increase in net assets resulting from operations	1,435,666	1,599,576
Net increase in net assets from beneficial interest transactions	59,238,619	123,527,693
Net increase in net assets	60,674,285	125,127,269
Net assets:
Beginning of period	12,636,283,991	12,511,156,722
End of period	$12,696,958,276	$12,636,283,991

Tax-Free Master Fund
From operations:
Net investment income	$73,387	$154,098
Net realized gain	60,574	26,605
Net increase in net assets resulting from operations	133,961	180,703
Net increase (decrease) in net assets from beneficial interest transactions	89,436,807	(36,199,458)
Net increase (decrease) in net assets	89,570,768	(36,018,755)
Net assets:
Beginning of period	1,355,018,768	1,391,037,523
End of period	$1,444,589,536	$1,355,018,768

See accompanying notes to financial statements

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Master Trust

Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.15%[1]
Supplemental data:
Total investment return[2]	0.08%
Net assets, end of period (000’s)	$15,813,722

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.08%[1]
Net investment income	0.01%[1]
Supplemental data:
Total investment return[2]	0.01%
Net assets, end of period (000’s)	$12,696,958

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.04%[1]
Net investment income	0.01%[1]
Supplemental data:
Total investment return[2]	0.01%
Net assets, end of period (000’s)	$1,444,590

[1]	Annualized.

[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[3]	Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%	0.10%
0.11%	0.11%	0.19%	0.19%	0.21%

0.11%	0.11%	0.19%	0.20%	0.21%
$14,120,131	$15,763,737	$19,137,609	$15,688,562	$29,569,454

0.10%	0.10%	0.10%	0.10%	0.10%
0.06%	0.06%	0.10%[3]	0.06%	0.10%[3]
0.01%	0.01%	0.05%	0.01%	0.09%

0.01%	0.01%	0.05%	0.01%	0.09%
$12,636,284	$12,511,157	$12,225,550	$13,044,384	$7,219,706

0.10%	0.10%	0.10%	0.10%	0.10%
0.04%	0.07%	0.10%[3]	0.10%[3]	0.10%
0.01%	0.01%	0.06%	0.06%	0.18%

0.01%	0.02%	0.07%	0.06%	0.18%
$1,355,019	$1,391,038	$1,556,326	$1,160,792	$1,485,784

See accompanying notes to financial statements

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

Master Trust

Notes to financial statements (unaudited)

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

Master Trust

Notes to financial statements (unaudited)

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Asset Management (Americas) Inc. (“UBS AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2015, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS AM $1,222,257, $946,286 and $2,526, respectively, for investment advisory and administration fees. In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2015, UBS AM owed $38,162, $35,125 and $9,798 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS AM has undertaken to waive fees in the event that the

Master Trust

Notes to financial statements (unaudited)

current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2015, UBS AM voluntarily waived $1,488,965 and $468,756 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley

Master Trust

Notes to financial statements (unaudited)

based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2015, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$224,831,933
Treasury Master Fund	374,920,914
Tax-Free Master Fund	27,467,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2015, the Master Funds did not have any securities on loan.

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Prime Master Fund
Contributions	$22,751,996,091	$46,715,500,630
Withdrawals	(21,069,981,229)	(48,376,312,339)
Net increase (decrease) in beneficial interest	$1,682,014,862	$(1,660,811,709)

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Treasury Master Fund
Contributions	$15,535,758,670	$25,098,121,478
Withdrawals	(15,476,520,050)	(24,974,593,785)
Net increase in beneficial interest	$59,238,619	$123,527,693

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Tax-Free Master Fund
Contributions	$812,973,436	$1,679,665,637
Withdrawals	(723,536,628)	(1,715,865,095)
Net increase (decrease) in beneficial interest	$89,436,807	$(36,199,458)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Master Trust

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS AM expects to update shareholders further in advance of the October 2016 deadline.

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 14-15, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received

Master Trust

Board approval of management contract (unaudited)

information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $154 billion in assets under management as of March 31, 2015 and was part of the UBS Asset Management Division, which had approximately $680 billion in assets under management worldwide as of March 31, 2015. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

Master Trust

Board approval of management contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2016. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

Master Trust

Board approval of management contract (unaudited)

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and the Prime Capital Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Master Trust

Board approval of management contract (unaudited)

Management noted that the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses were above its Expense Group median and that, in both cases, the difference was 3.5 basis points (0.035%) or less. Management explained that this differential is largely the result of the Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield).

Management noted that while the Prime Capital Feeder Fund’s Actual Management Fee was above its Expense Group median by 3.9 basis points (0.039%), its total expenses were below its Expense Group median. Management stated that the approach in which the waiver is applied for the Prime Capital Feeder Fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS AM applies a methodology of waiving the entire shareholder servicing fee of 15 basis points (0.15%) first and then having the waiver impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the Expense Group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that because the Prime Capital Feeder Fund’s total expenses are below its peer median, it believes the overall expenses for the fund are in line with its peers.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund’s Contractual Management Fee and overall expenses were below the respective medians, while the Treasury Master Fund’s Actual Management Fee was above the median with the related Feeder Funds’ fees taken into account. Management noted that, for each of the Treasury Institutional Feeder Fund and Treasury Preferred Feeder Fund, the Feeder Fund’s Actual Management Fee was one basis point (0.01%)

Master Trust

Board approval of management contract (unaudited)

above its Expense Group median; the Actual Management Fee differentials with respect to the Treasury Investor Feeder Fund and Treasury Capital Feeder Fund were larger, but total expenses for each Feeder Fund were below its Expense Group median. Management stated that, as noted above, the approach Lipper utilizes to reflect waivers for peers differs from that applied to certain Feeder Funds. The Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, except for the Tax-Free Investor Feeder Fund’s and the Tax-Free Capital Feeder Fund’s Actual Management Fees, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. Management noted that the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, the board determined that the proposed management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services expected to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2015 and (b) annualized performance information for each year in the ten-year (or shorter)

Master Trust

Board approval of management contract (unaudited)

period ended April 30, 2015. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the performance of the Prime Institutional Feeder Fund, the Prime Preferred Feeder Fund, the Prime Investor Feeder Fund and the Prime Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the performance of the Treasury Institutional Feeder Fund, the Treasury Preferred Feeder Fund, the Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. The Treasury Investor Feeder Fund ranked first in its Performance Universe for the three-year period. The Treasury Capital Feeder Fund ranked first in its Performance Universe since inception.

Master Trust

Board approval of management contract (unaudited)

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the performance of the Tax-Free Institutional Feeder, the Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median by one basis point (0.01%) for the since inception measuring period. Management noted the Tax-Free Investor Feeder Fund’s improved performance over more recent periods.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels,

Master Trust

Board approval of management contract (unaudited)

economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract with respect to each Master Fund. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Lisa M. DiPaolo Vice President

Manager for the Master Funds

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

©UBS 2015. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 8, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 8, 2016